UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-1209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.
Bridges Investment Fund
Schedule of Investments
March 31, 2007
(Unaudited)
	Shares	Cost	Value
COMMON STOCKS - 94.42%
Aerospace & Defense - 0.76%
Boeing Co.	7,000	$636,708	$622,370
Air Freight & Logistics - 4.25%
Expeditors International Washington, Inc.	14,000	$261,879	$578,480
FedEx Corp.	27,000	2,487,996	2,900,610
		$2,749,875	$3,479,090
Auto Components - 0.81%
Johnson Controls, Inc.	7,000	$612,994	$662,340
Beverages - 1.94%
PepsiCo, Inc.	25,000	$698,138	$1,589,000
Biotechnology - 1.71%
Amgen, Inc. (a)	25,000	$1,222,615	$1,397,000
Capital Markets - 6.53%
The Goldman Sachs Group, Inc.	15,000	$2,078,682	$3,099,450
Legg Mason, Inc.	7,000	706,500	659,470
State Street Corp.	15,000	62,367	971,250
T. Rowe Price Group, Inc.	13,000	621,909	613,470
		$3,469,458	$5,343,640
Commercial Banks - 2.10%
Wells Fargo & Co.	50,000	$1,122,292	$1,721,500
Communications Equipment - 4.43%
Cisco Systems, Inc. (a)	50,000	$546,887	$1,276,500
QUALCOMM, Inc.	55,000	2,164,306	2,346,300
		$2,711,193	$3,622,800
Construction Materials - 1.28%
Vulcan Materials Co.	8,996	$729,620	$1,047,854
Consumer Finance - 6.18%
Capital One Financial Corp.	53,500	$1,935,422	$4,037,110
SLM Corp.	25,000	1,209,976	1,022,500
		$3,145,398	$5,059,610
Depository Institutions - 1.38%
First National of Nebraska, Inc.	225	$387,969	$1,126,125
Diversified Financial Services - 2.23%
Chicago Mercantile Exchange Holdings, Inc.	1,500	$824,608	$798,690
Citigroup, Inc.	20,000	940,437	1,026,800
		$1,765,045	$1,825,490
Energy Equipment & Services - 1.99%
Nabors Industries Ltd. (a)	55,000	$1,885,322	$1,631,850
Food & Staples Retailing - 0.86%
Wal-Mart Stores, Inc.	15,000	$672,350	$704,250
Health Care Equipment & Supplies - 5.94%
Medtronic, Inc.	30,000	$1,513,025	$1,471,800
Stryker Corp.	15,000	620,307	994,800
Zimmer Holdings, Inc. (a)	28,000	1,866,707	2,391,480
		$4,000,039	$4,858,080
Health Care Providers & Services - 4.37%
Express Scripts, Inc. (a)	10,000	$521,574	$807,200
Omnicare, Inc.	35,000	1,231,109	1,391,950
Wellpoint, Inc. (a)	17,000	1,188,129	1,378,700
		$2,940,812	$3,577,850
Hotels Restaurants & Leisure - 1.97%
Carnival Corp.	20,000	$778,740	$937,200
Harrah's Entertainment, Inc.	8,000	247,567	675,600
		$1,026,307	$1,612,800
Household Durables - 2.29%
DR Horton, Inc.	85,000	$1,544,834	$1,870,000
Insurance - 3.36%
American International Group, Inc.	22,000	$1,304,817	$1,478,840
Berkshire Hathaway, Inc. (a)	350	492,609	1,274,000
		$1,797,426	$2,752,840
Internet & Catalog Retail - 1.22%
eBay, Inc. (a)	30,000	$566,525	$994,500
IT Services - 3.03%
First Data Corp.	20,000	$415,249	$538,000
Fiserv, Inc. (a)	20,000	664,527	1,061,200
Western Union Co.	40,000	677,953	878,000
		$1,757,729	$2,477,200
Media - 1.86%
Comcast Corp. (a)	30,000	$601,925	$764,100
The McGraw-Hill Companies, Inc.	12,000	521,174	754,560
		$1,123,099	$1,518,660
Metals & Mining - 0.80%
Nucor Corp.	10,000	$600,467	$651,300
Multiline Retail - 1.81%
Target Corp.	25,000	$587,012	$1,481,500
Oil & Gas - 7.36%
Anadarko Petroleum Corp.	40,000	$1,349,605	$1,719,200
Apache Corp.	15,000	956,067	1,060,500
Chesapeake Energy Corp.	45,000	1,405,714	1,389,600
ChevronTexaco Corp.	25,000	804,047	1,849,000
		$4,515,433	$6,018,300
Oil, Gas & Consumable Fuels - 1.19%
BP, PLC - ADR	15,000	$368,832	$971,250
Pharmaceuticals - 4.71%
Allergan, Inc.	10,000	$782,197	$1,108,200
Johnson & Johnson	30,000	1,197,391	1,807,800
Teva Pharmaceutical Industries, Ltd. - ADR	25,000	667,699	935,750
		$2,647,287	$3,851,750
Road & Rail - 0.87%
Union Pacific Corp.	7,000	$709,400	$710,850
Semiconductor & Semiconductor Equipment - 0.38%
Formfactor, Inc. (a)	7,000	$294,242	$313,250
Software - 3.02%
Autodesk, Inc. (a)	25,000	$1,058,249	$940,000
Fair Isaac Corp.	18,000	234,627	696,240
Microsoft Corp.	30,000	266,000	836,100
		$1,558,876	$2,472,340
Specialty Retail - 8.96%
Best Buy Co, Inc.	60,000	$1,650,230	$2,923,200
Home Depot, Inc.	50,000	1,453,599	1,837,000
Lowe's Cos, Inc.	50,000	1,428,541	1,574,500
O'Reilly Automotive, Inc. (a)	30,000	739,254	993,000
		$5,271,624	$7,327,700
Tobacco - 4.83%
Altria Group, Inc.	45,000	$1,948,823	$3,951,450
TOTAL COMMON STOCKS (Cost $55,067,744)		$55,067,744	$77,244,539
PREFERRED STOCKS - 0.31%
Real Estate Investment Trusts (REITs) - 0.31%
Harris Preferred Capital Corp.	10,000	$250,000	$252,500
TOTAL PREFERRED STOCKS (Cost $250,000)		$250,000	$252,500

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 4.24%
Diversified Financial Services - 0.34%
MBNA Corporation Senior Note
7.500%, 03/15/2012	250,000	$260,595	$275,154
Consumer Finance - 0.43%
Ford Motor Credit Co.
7.875%, 06/15/2010	350,000	$343,100	$351,302
Depository Institutions - 0.31%
First National Bank Of Omaha
7.320%, 12/01/2010	250,000	$256,885	$252,589
Diversified Telecommunication Services - 0.68%
Level 3 Communications, Inc.
11.500%, 03/01/2010	500,000	$458,888	$555,000
Electric Utilities - 0.35%
Duke Capital Corp.
8.000%, 10/01/2019	250,000	$273,428	$285,660
Food Products - 0.32%
Kraft Foods, Inc.
6.250%, 06/01/2012	250,000	$258,911	$259,776
Health Care Providers & Services - 0.32%
Cardinal Health, Inc.
6.750%, 02/15/2011	250,000	$255,438	$262,872
Hotels Restaurants & Leisure - 0.32%
Marriott International, Inc.
7.875%, 09/15/2009	250,000	$250,025	$264,210
Multiline Retail - 0.52%
Dillard Department Stores, Inc.
7.850%, 10/01/2012	150,000	$150,605	$155,812
JCPenney Co., Inc.
7.400%, 04/01/2037	250,000	263,345	270,104
		$413,950	$425,916
Semiconductor & Semiconductor Equipment - 0.33%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	$255,096	$275,053
Tobacco - 0.32%
Reynolds American, Inc.
7.250%, 06/01/2012	250,000	$256,788	$261,970
TOTAL CORPORATE BONDS (Cost $3,283,104)		$3,283,104	$3,469,502
U.S. TREASURY OBLIGATIONS - 0.45%
United States Treasury Note/Bond - 0.45%
7.500%, 11/15/2016	300,000	$305,450	$364,582
TOTAL U.S. TREASURY OBLIGATIONS (Cost $305,450)		$305,450	$364,582
SHORT TERM INVESTMENTS - 0.73%
Mutual Fund - 0.73%
SEI Daily Income Trust Treasury Fund
4.790%	601,573	$601,573	$601,573
TOTAL SHORT TERM INVESTMENTS (Cost $601,573)		$601,573	$601,573
Total Investments (Cost $59,507,871) - 100.15%			81,932,696
Liabilities in Excess of Other Assets - (0.15)%			(124,807)
TOTAL NET ASSETS - 100.00%			$81,807,889

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Cost of investments	$59,507,871
	Gross unrealized appreciation	24,166,892
	Gross unrealized depreciation	(1,742,067)
	Net unrealized appreciation	$22,424,825

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)       /s/ Edson L. Bridges III
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date                                5/18/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Edson L. Bridges III
Edson L. Bridges III,  President and
Chief Executive and Investment Officer

Date                      5/18/07

By (Signature and Title)*      /s/ Brian Kirkpatrick
Brian Kirkpatrick, Executive Vice President

Date       5/18/07

By (Signature and Title)*      /s/ Nancy K. Dodge
Nancy K. Dodge, Treasurer and
Chief Compliance Officer

Date            5/18/07
* Print the name and title of each signing officer under his or her signature.